Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets other than Goodwill [Abstract]
Intangible Assets other than Goodwill
Intangible assets as of December 31, 2018 and 2019 are as follows:

		2018
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	619,662	(420)	(461,981)	—	157,261
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		97,033	—	(29,921)	—	67,112
Mining rights		561,945	—	(27,421)	—	534,524
Development expenditures		878,462	(2,110)	(785,976)	—	90,376
Intangible assets under development		83,381	(10,564)	—	(12,845)	59,972
Usage rights of donated assets and other		459,682	—	(372,671)	—	87,011
Leasehold rights		25,482	—	(19,930)	—	5,552
Greenhouse gas emissions rights		7,050	—	—	—	7,050
Others		333,621	—	(104,486)	(12,051)	217,084

	￦	3,069,716	(13,094)	(1,805,784)	(24,896)	1,225,942

		2019
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	707,731	(235)	(542,736)	—	164,760
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		102,828	—	(40,389)	(9,178)	53,261
Mining rights		584,969	—	(28,456)	(512,790)	43,723
Development expenditures		916,834	(1,492)	(822,972)	(19)	92,351
Intangible assets under development		73,335	(11,029)	—	(12,845)	49,461
Usage rights of donated assets and other		582,825	—	(389,664)	—	193,161
Leasehold rights		25,989	—	(20,671)	—	5,318
Greenhouse gas emissions rights		41,656	—	—	—	41,656
Others		557,749	(79)	(119,446)	(11,939)	426,285

	￦	3,597,314	(12,835)	(1,967,732)	(546,771)	1,069,976

Changes in intangible assets
Changes in intangible assets for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Acquisition	Disposal	Amortization	Impairment(*)	Others	Ending balance
		In millions of won
Software	￦	125,891	10,861	(1)	(53,755)	—	74,685	157,681
(Government grants)		(486)	—	—	254	—	(188)	(420)
Copyrights, patents rights and other industrial rights		23,981	28	—	(8,665)	(13)	51,781	67,112
Mining rights		539,633	29,687	—	(3,186)	—	(31,610)	534,524
Development expenditures		84,518	823	—	(27,100)	—	34,245	92,486
(Government grants)		(3,702)	—	—	1,591	—	1	(2,110)
Intangible assets under development		139,910	67,383	—	—	(8,912)	(127,845)	70,536
(Government grants)		(10,540)	—	—	—	799	(823)	(10,564)
Usage rights of donated assets and other		101,658	—	—	(13,307)	—	(1,340)	87,011
(Government grants)		(11)	—	—	11	—	—	—
Leasehold rights		5,044	—	—	(667)	—	1,175	5,552
Greenhouse gas emissions rights		—	—	—	—	—	7,050	7,050
Others		181,225	1,805	(8)	(14,114)	(14)	48,190	217,084
(Government grants)		—	—	—	—	—	—	—

	￦	1,187,121	110,587	(9)	(118,938)	(8,140)	55,321	1,225,942

(*)

Includes ￦8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary.

		2019
		Beginning balance	Acquisition	Disposal	Amortization	Impairment(*1)	Others(*2)	Ending balance
		In millions of won
Software	￦	157,681	42,694	(774)	(81,883)	—	47,277	164,995
(Government grants)		(420)	—	—	202	—	(17)	(235)
Copyrights, patents rights and other industrial rights		67,112	171	(325)	(9,196)	—	(4,501)	53,261
Mining rights		534,524	8,742	—	(7,186)	(513,519)	21,162	43,723
Development expenditures		92,486	687	—	(28,901)	(68)	29,639	93,843
(Government grants)		(2,110)	—	—	833	—	(215)	(1,492)
Intangible assets under development		70,536	56,082	—	—	—	(66,128)	60,490
(Government grants)		(10,564)	—	—	—	—	(465)	(11,029)
Usage rights of donated assets and other		87,011	—	—	(15,632)	—	121,782	193,161
(Government grants)		—	—	—	—	—	—	—
Leasehold rights		5,552	—	—	(741)	—	507	5,318
Greenhouse gas emissions rights		7,050	118,743	(7,058)	—	—	(77,079)	41,656
Others		217,084	2,307	(164)	(14,413)	(22)	221,572	426,364
(Government grants)		—	—	—	2	—	(81)	(79)

	￦	1,225,942	229,426	(8,321)	(156,915)	(513,609)	293,453	1,069,976

(*1)

KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiaries, performed an impairment test over the mining rights and the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.

(*2)

‘Others’ include the business rights amounting to ￦172,434 million increased from the business combination between Korea East-West Power Co., Ltd. and Eumseong Natural Gas Power Co., Ltd. (see note 51)

Significant specific intangible assets
Significant specific intangible assets as of December 31, 2018 and 2019 are as follows:

2018
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	783	2 years and 2 months ~ 2 years and 4 months
	Electricity sales information system	KRW	6,477	4 years
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	9,256	3 years and 9 months
	Contributions to ARP NRC DC	KRW	46,594	9 years
Mining rights	Mining right of Bylong mine	AUD	401,225	— (*)
Development expenditures	Electricity sales information system	KRW	22,337	3 years and 3 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge Dangjin power plant load facility usage right	KRW KRW	35,923 14,167	7 years and 11 months 2 years and 3 months
Others	Occupancy and use of public waters	KRW	97,858	18 years and 1 month

(*)	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.

2019
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	432	1 year and 2 months ~ 1 year and 4 months
	Electricity sales information system	KRW	4,824	3 years
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	6,787	2 years and 9 months
	Contributions to ARP NRC DC	KRW	34,755	8 years
Mining rights	Mining right of Bylong mine	AUD	—	— (*)
Development expenditures	Electricity sales information system	KRW	15,283	2 years and 3 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge Dangjin power plant load facility usage right	KRW KRW	31,385 7,870	6 years and 11 months 1 year and 3 months
Others	Occupancy and use of public waters	KRW	92,446	17 years and 1 month
	Business rights	KRW	171,955	29 years and 11 months

(*)

The carrying amount of mining right does not exist, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. recognized impairment losses in full during the year ended December 31, 2019.

Recognized research and development expenses	For the years ended December 31, 2017, 2018 and 2019, the Company recognized research and development expenses of ￦721,437 million, ￦723,888 million and ￦735,715 million, respectively.